Fixed Assets	12 Months Ended
Dec. 31, 2024
FIXED ASSETS [Abstract]
Fixed Assets
12.	FIXED ASSETS
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2023	2024
Office buildings	$361,172	$355,862
Computer equipment and hardware	91,183	81,335
Leasehold and building improvements	33,704	31,943
Office furniture	5,374	5,204
Vehicles	2,957	2,972

Fixed assets, gross	494,390	477,316
Accumulated depreciation	(225,332)	(224,456)

Fixed assets, net	$269,058	$252,860

For the years ended December 31, 2024, 2023 and 2022, depreciation expenses for fixed assets were $13.5 million, $16.6 million and $20.0 million, respectively.